Net Loss Per Common Share - Schedule of Computation of Net Loss Per Common Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Numerator:
Net loss attributable to biote Corp. stockholders (basic) | $	$ 969
Net loss attributable to biote Corp. stockholders (diluted) | $	$ 969
Denominator:
Weighted average shares outstanding (basic) | shares	8,059,371
Weighted average shares outstanding (diluted) | shares	8,059,371
Net loss per common share
Basic | $ / shares	$ (0.12)
Diluted | $ / shares	$ (0.12)